Segment Information - Non-current Assets by Geographical Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Noncurrent assets	$ 563,198	$ 475,460
CANADA
Disclosure of operating segments [line items]
Noncurrent assets	45,917	54,013
UNITED STATES
Disclosure of operating segments [line items]
Noncurrent assets	41,660	39,113
MEXICO
Disclosure of operating segments [line items]
Noncurrent assets	4,034	4,598
ARGENTINA
Disclosure of operating segments [line items]
Noncurrent assets	51,627	62,039
BRAZIL
Disclosure of operating segments [line items]
Noncurrent assets	177,640	65,075
ECUADOR
Disclosure of operating segments [line items]
Noncurrent assets	29,675	31,977
FRENCH GUIANA
Disclosure of operating segments [line items]
Noncurrent assets	5,160	5,160
CHILE
Disclosure of operating segments [line items]
Noncurrent assets	2,460	2,460
BURKINA FASO
Disclosure of operating segments [line items]
Noncurrent assets	38,565	41,749
SOUTH AFRICA
Disclosure of operating segments [line items]
Noncurrent assets	2,745	2,980
TURKEY
Disclosure of operating segments [line items]
Noncurrent assets	72,917	106,402
MONGOLIA
Disclosure of operating segments [line items]
Noncurrent assets	57,271	52,235
FIJI
Disclosure of operating segments [line items]
Noncurrent assets	27,590
AUSTRALIA
Disclosure of operating segments [line items]
Noncurrent assets	3,220	3,401
OTHER
Disclosure of operating segments [line items]
Noncurrent assets	$ 2,717	$ 4,258